Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Enity Registrant Name	Star Bulk Carriers Corp.
Entity Central Index Key	0001386716
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	80,358,360
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 15,072	$ 12,824
Restricted cash (Note 8 and Note 19)	4,159	1,550
Trade accounts receivable, net (Note 17)	4,762	4,652
Inventories (Note 4)	3,867	1,094
Due from managers	70	75
Accrued income	0	397
Prepaid expenses and other receivables	3,467	3,326
Total Current Assets	31,397	23,918
FIXED ASSETS
Advances for vessels under construction (Note 5)	0	43,473
Vessels and other fixed assets, net (Note 6)	638,532	610,817
Total Fixed Assets	638,532	654,290
OTHER NON-CURRENT ASSETS
Deferred finance charges	1,776	1,022
Restricted cash (Note 8)	25,524	24,020
Fair value of above market acquired time charter (Note 7)	20,699	0
TOTAL ASSETS	717,928	703,250
Current Liabilities
Current portion of long term debt (Note 8)	34,674	33,785
Accounts payable	8,501	3,233
Due to related parties (Note 3)	436	603
Due to managers	48	55
Accrued liabilities (Note 14)	3,870	1,865
Derivative instruments(Note 19)	82	0
Deferred revenue	4,543	3,694
Total Current Liabilities	52,154	43,235
NON - CURRENT LIABILITIES
Long term debt (Note 8)	231,466	171,044
Fair value of below market acquired time charter (Note 7)	0	452
Deferred revenue	0	203
Other non-current liabilities	95	64
TOTAL LIABILITIES	283,715	214,998
Commitments & Contingencies (Note 16)	0	0
Stockholders' Equity
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2010 and 2011 (Note 9)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized at December 31, 2010 and 2011 respectively; 63,410,360 and 80,358,360 shares issued and outstanding at December 31, 2010 and 2011, respectively	804	634
Additional paid in capital (Note 9)	519,511	489,770
Accumulated deficit	(86,102)	(2,152)
Total Stockholders' Equity	434,213	488,252
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 717,928	$ 703,250

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common Stock
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	300,000,000	300,000,000
Common Stock Shares Issued	80,358,360	63,410,360
Common Stock Shares Outstanding	80,358,360	63,410,360
Preferred Stock
Preferred Stock Par Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Voyage revenues	$ 106,912	$ 121,042	$ 142,351
Management fee income	153	0	0
Total revenues	107,065	121,042	142,351
Expenses
Voyage expenses (Note 18)	22,429	16,839	15,374
Vessel operating expenses (Note 18)	25,247	22,349	30,168
Dry docking expenses	3,096	6,576	6,122
Depreciation	50,224	46,937	58,298
Management fees	54	164	771
Loss on derivative instruments, net (Note 19)	390	2,083	2,154
General and administrative expenses	12,455	15,404	8,742
Bad debt expense (Note 16 and 17)	3,139	2,131	0
Vessel impairment loss (Note 6 and Note 19)	62,020	34,947	75,208
Gain on time charter agreement termination (Note 7)	(2,010)	0	(16,219)
Loss on time charter agreement termination (Note 7)	0	0	11,040
Other operational loss (Note 11)	4,050	0	0
Other operational gain (Note 10)	(9,260)	(26,648)	0
Total Operating Expenses	171,834	120,782	191,658
Operating income/(loss)	(64,769)	260	(49,307)
Other Income (Expenses):
Interest and finance costs (Note 8)	(5,227)	(5,916)	(9,914)
Interest and other income	744	525	806
Loss on debt extinguishment (Note 8)	(307)	0	0
Total other expenses, net	(4,790)	(5,391)	(9,108)
Net loss	$ (69,559)	$ (5,131)	$ (58,415)
Loss per share, basic and diluted (Note 12)	$ (0.98)	$ (0.08)	$ (0.96)
Weighted average number of shares outstanding, basic and diluted (Note 12)	71,047,277	61,489,162	60,873,421

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained earnings/(Accumulated deficit)
Balance at Dec. 31, 2008	$ 560,140	$ 584	$ 479,592	$ 79,964
Shares Balance at Dec. 31, 2008		58,412,402
Net loss for the year	(58,415)			(58,415)
Issuance of common stock to TMT, value		8	(8)
Issuance of common stock to TMT, shares		803,481
Issuance of common stock, value	1,885	8	1,877
Issuance of common stock, shares		818,877
Issuance of vested and non-vested shares and amortization of stock-based compensation, value	1,832	11	1,821
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares		1,070,000
Dividends declared and paid ($0.10 per share in 2009, $0.20 per share in 2010 and $0.20 in 2011)	(6,185)			(6,185)
Balance at Dec. 31, 2009	499,257	611	483,282	15,364
Shares Balance at Dec. 31, 2009		61,104,760
Net loss for the year	(5,131)			(5,131)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value	6,511	23	6,488
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares		2,305,600
Dividends declared and paid ($0.10 per share in 2009, $0.20 per share in 2010 and $0.20 in 2011)	(12,385)			(12,385)
Balance at Dec. 31, 2010	488,252	634	489,770	(2,152)
Shares Balance at Dec. 31, 2010		63,410,360
Net loss for the year	(69,559)			(69,559)
Issuance of common stock, value	28,549	167	28,382
Issuance of common stock, shares		16,700,000
Issuance of vested and non-vested shares and amortization of stock-based compensation, value	1,362	3	1,359
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares		248,000
Dividends declared and paid ($0.10 per share in 2009, $0.20 per share in 2010 and $0.20 in 2011)	(14,391)			(14,391)
Balance at Dec. 31, 2011	$ 434,213	$ 804	$ 519,511	$ (86,102)
Shares Balance at Dec. 31, 2011		80,358,360

Consolidated Statements Of Stockholders Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Stockholders' Equity (Parentheticals)
Dividends declared and paid, per share	$ 0.2	$ 0.2	$ 0.1

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net loss	$ (69,559)	$ (5,131)	$ (58,415)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	50,224	46,937	58,298
Amortization of fair value of above market acquired time charters	2,366	0	3,108
Amortization of fair value of below market acquired time charters	(179)	(1,360)	(8,843)
Amortization of deferred finance charges	329	329	350
Loss on debt extinguishment	307	0	0
Loss/(gain) on time charter agreement termination	(273)	0	121
Vessel impairment loss	62,020	34,692	75,208
Stock-based compensation	1,362	6,511	1,832
Change in fair value of derivatives	82	282	(31)
Other non-cash charges	31	5	5
Bad debt expense	3,139	2,131	0
Gain from insurance claim	(260)	0	0
Changes in operating assets and liabilities:
Restricted cash for forward freight and bunker derivatives	(153)	5,753	(3,267)
Trade accounts receivable	(3,249)	(1,334)	(2,070)
Inventories	(2,773)	(112)	294
Accrued income	397	(397)	0
Prepaid expenses and other receivables	(957)	(326)	(2,440)
Deposit on forward freight agreements	0	0	2,514
Due from related parties	0	2,507	(2,042)
Due from managers	5	72	1,870
Accounts payable	5,268	(744)	2,946
Due to related parties	(167)	267	180
Accrued liabilities	2,005	(427)	(773)
Due to managers	(7)	55	0
Deferred revenue	646	(1,761)	(2,968)
Net cash provided by Operating Activities	50,604	87,949	65,877
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(96,388)	(87,563)	(49)
Cash paid for above market acquired time charters	(23,065)	0	0
Cash proceeds from vessel sale	0	20,342	19,129
Insurance proceeds	1,076	120	0
Decrease in restricted cash	17,750	7,600	0
Increase in restricted cash	(21,710)	(650)	(20,510)
Net cash used in Investing Activities	(122,337)	(60,151)	(1,430)
Cash Flows from Financing Activities:
Proceeds from bank loans	162,775	26,000	0
Loan repayment	(101,464)	(68,421)	(49,250)
Proceeds from dividend reinvestment	0	0	1,885
Financing fees paid	(1,488)	(310)	(230)
Proceeds from issuance of common stock	28,786	0	0
Offering expenses paid related to the issuance of common stock	(237)	0	0
Cash dividend	(14,391)	(12,385)	(6,185)
Net cash (used in)/ provided by Financing Activities	73,981	(55,116)	(53,780)
Net increase/(decrease) in cash and cash equivalents	2,248	(27,318)	10,667
Cash and cash equivalents at beginning of year	12,824	40,142	29,475
Cash and cash equivalents at end of the year	15,072	12,824	40,142
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	$ 3,893	$ 5,489	$ 9,206

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information (Abstract)
Basis of Presentation and General Information
1.                  Basis of Presentation and General Information:

On November 30, 2007, Star Maritime Acquisition Corp. ("Star Maritime"), a company incorporated in the state of Delaware, merged with and into its wholly-owned subsidiary at the time, Star Bulk Carriers Corp. ("Star Bulk") a company incorporated in Marshall Islands, with Star Bulk being the surviving entity (collectively, the "Company," "we" or "us").  This merger is referred to as "Redomiciliation Merger" or the "Merger".

The accompanying consolidated financial statements as of and for the years ended December 31, 2009, 2010 and 2011 include the accounts of Star Bulk and its wholly owned subsidiaries.

Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands and is the sole owner of all of the outstanding shares of Star Bulk Management Inc., Star Bulk S.A, and the ship-owning subsidiaries as set forth below.

Star Maritime was organized on May 13, 2005 as a blank check company formed to acquire, through a merger, capital stock exchange, asset acquisition or similar business combination, one or more assets or target businesses in the shipping industry.  On December 21, 2005, Star Maritime consummated its initial public offering of 18,867,500 units, at a price of $10.00 per unit, each unit consisting of one share of Star Maritime common stock and one warrant to purchase one share of Star Maritime common stock at an exercise price of $8.00 per share.  In addition, during December 2005 the Company completed a private placement of an aggregate of 1,132,500 units, each unit consisting of one share of common stock and one warrant.  The entire gross proceeds of the initial public offering amounting to $188,675 were deposited in a trust account.

On January 12, 2007, Star Maritime and Star Bulk entered into definitive agreements (the "Master Agreement") to acquire a fleet of eight drybulk carriers (the "Transaction") from certain subsidiaries of TMT Co. Ltd. ("TMT"), a shipping company headquartered in Taiwan. These eight drybulk carriers are referred to as the "initial fleet", or "initial vessels".  The aggregate purchase price specified in the Master Agreement for the initial fleet was $224,500 in cash and 12,537,645 shares of common stock of Star Bulk, issued on November 30, 2007.  The Company also agreed to issue to TMT an additional stock consideration of 1,606,962 common shares of Star Bulk in 2008 and 2009.  On July 17, 2008 the Company issued 803,481 shares out of additional stock consideration of 1,606,962 of common stock of Star Bulk to TMT.  On April 28, 2009 the remaining 803,481 shares of Star Bulk's common stock were issued to TMT.

On November 27, 2007 the Company obtained shareholder approval for the acquisition of the initial fleet and for effecting the Redomiciliation Merger, which became effective on November 30, 2007. The shares of Star Maritime were exchanged on one-for-one basis with shares of Star Bulk and Star Bulk assumed the outstanding warrants of Star Maritime.  Subsequently, Star Maritime shares ceased trading on American Stock Exchange (Amex).

Star Bulk shares and warrants started trading on the NASDAQ Global Select Market on December 3, 2007 under the ticker symbols SBLK and SBLKW, respectively.  Immediately following the effective date of the Redomiciliation Merger, TMT and its affiliates owned 30.2% of Star Bulk's outstanding common stock.

The Company began operations on December 3, 2007 with the delivery of its first vessel Star Epsilon.

Below is the list of the Company's wholly owned subsidiaries as of December 31, 2011:
Wholly Owned	Vessel		Date	Year
Subsidiaries	Name	DWT	Delivered to Star Bulk	Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—

	Vessels in operation at December 31, 2011

Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
Star Big LLC	Star Big	168,404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179,546	November 14, 2011	2011
Lamda LLC	Star Sigma	184,403	April 15, 2008	1991
Star Ypsilon LLC	Star Ypsilon	150,940	September 18, 2008	1991
Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)*	52,434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)*	52,402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)*	53,098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)*	52,425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)*	52,994	January 2, 2008	2003

	Vessels disposed**
Star Alpha LLC	Star Alpha (ex A Duckling)*	175,075	January 9,2008	1992
Star Beta LLC	Star Beta (ex B Duckling)*	174,691	December 28, 2007	1993

  *Initial fleet or initial vessels.

  ** For vessels disposed refer to Note 6.
Star Iota LLC, the vessel owning company of the vessel Star Iota, one of the initial vessels which was sold in 2008, was dissolved in 2011 and therefore is not included in the consolidated financial statements as of December 31, 2011.

Charterers individually accounting for more than 10% of the Company's voyage revenues during the years ended December 31, 2009, 2010 and 2011 are as follows:

Charterer	2009	2010	2011
A	12%	-	-
B	20%	21%	-
C	12%	17%	-
D	11%	13%	12%
E	10%	-	-
F	-	10%	13%
G	-	14%	12%
H	-	12%	19%
I	-	-	15%

Significant Accounting policies	12 Months Ended
Dec. 31, 2011
Significant Accounting policies (Abstract)
Significant Accounting policies
2.           Significant Accounting policies:

a)   Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which include the accounts of Star Bulk and its wholly owned subsidiaries referred to in Note 1 above. All inter-company accounts and transactions have been eliminated in consolidation.

b)   Use of estimates:  The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the accompanying consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c)  Other comprehensive income/(loss): The Company follows guidance related to Statement of Comprehensive Income, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company has no such transactions which affect comprehensive income/(loss) and, accordingly, comprehensive income equals net income / (loss) for all periods presented.

d)  Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade accounts receivable and derivative contracts (bunker derivatives and freight derivatives).  The Company's policy is to place cash and cash equivalents, restricted cash with financial institutions evaluated as being creditworthy and are exposed to minimal interest rate and credit risk.  The Company may be exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company a) in over-the-counter transactions limits its exposure by diversifying among counter parties with high credit ratings, and b) all of the Company's freight derivatives are cleared through London Clearing House (LCH). The Company, consistent with drybulk shipping industry practice, has not independently analyzed the creditworthiness of the charterers and generally does not require collateral for its trade accounts receivable.

e)   Income taxes:  Star Bulk is not liable for any income tax on its income derived from shipping operations because the countries in which the subsidiaries ship-owning companies and the management company are incorporated do not levy tax on income, but rather a tonnage tax on vessels.

f)  Foreign currency transactions: The functional currency of the Company is the U.S. Dollar since the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the consolidated balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are converted into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in Interest and other income in the accompanying consolidated statements of operations.

g)   Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

h)  Restricted cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements. Restricted cash also consists of the restricted portion of both freight and bunker derivatives base and margin collaterals with London Clearing House (LCH) and Marfin Bank, respectively. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

i)  Trade accounts receivable, net:   The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.

j)  Inventories: Inventories consist of consumable lubricants and bunkers, which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.

k)  Vessels, net: Vessels are stated at cost, which consists of the purchase price and any material expenses incurred upon acquisition, such as (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage).  Otherwise these amounts are charged to expense as incurred.

The cost of each of the Company's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton).  Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard.  When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

l)  Advances for vessels under construction: Advances made to shipyards during construction periods are classified as "Advances for vessels under construction" until the date of delivery and acceptance of the vessel, at which date they are reclassified to "Vessels and other fixed assets, net". Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessel. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost.

m)  Fair value of above/below market acquired time charter:  The Company records all identified tangible and intangible assets or liabilities associated with the acquisition of a vessel at fair value.  Fair value of above or below market acquired time charters is determined by comparing existing charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels are delivered. The present values representing the fair value of the above or below market acquired time charters are recorded as an intangible asset or liability, respectively.  Such intangible asset or liability is recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.

n)  Impairment of long-lived assets: The Company follows guidance related to Impairment or Disposal of Long-lived Assets which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value.  In this respect, management regularly reviews the carrying amount of the vessels on vessel by vessel basis when events and circumstances indicate that the carrying amount of the vessels might not be recoverable.

At December 31, 2010 and 2011, the Company performed an impairment review of the Company's vessels due to the global economic downturn and the prevailing conditions in the shipping industry. The Company compared undiscounted cash flows to the carrying values for the Company's vessels to determine if the assets were impaired. Significant management judgment is required in forecasting future operating results, used in this method. These estimates are consistent with the plans and forecasts used by management to conduct its business (see Note 19).

o)  Vessels held for sale: It is the Company's policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies vessels as being held for sale when: management has committed to a plan to sell the vessels; the vessels are available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the vessels have been initiated; the sale of the vessels is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; the vessels are being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under "Vessel impairment loss" in accompanying consolidated statement of operations. The vessels are not depreciated once they meet the criteria to be classified as held for sale.

p)  Financing costs: Fees paid to lenders or required to be paid to third parties on the lender's behalf for obtaining loans are recorded as deferred charges.  Deferred charges are expensed as interest and finance costs using the effective interest rate method over the duration of the respective loan facility. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

q)  Pension and retirement benefit obligations—crew: The ship-owning subsidiaries included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to eight months) and, accordingly, are not liable for any pension or post-retirement benefits.

r)  Pension and retirement benefit obligations—administrative personnel: Administrative employees are covered by state-sponsored pension funds. Both employees and the Company are required to contribute a portion of the employees' gross salary to the fund.  The related expense is recorded under "General and administrative expenses" in the accompanying consolidated statements of operations. Upon retirement, the state-sponsored pension funds are responsible for paying the employees retirement benefits without recourse to the Company.

s)  Stock incentive plan awards:  Share-based compensation represents vested and non-vested shares granted to employees and to directors, for their services, and is included in "General and administrative expenses" in the consolidated statements of operations. These shares are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. Guidance related to Stock Compensation describes two generally accepted methods of recognizing expense for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the ''accelerated method'', which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the ''straight-line method'' which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.  The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized using the accelerated method.

t)  Dry-docking and special survey expenses:  Dry-docking and special survey expenses are expensed when incurred.

u)  Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charterhire of its vessels. Vessels are chartered mainly using time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charterhire rate. Under time charters, voyage costs, such as fuel and port charges are borne and paid by the charterer.  Company's time charters agreements are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee, and collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective charter agreement in accordance with guidance related to Leases.

Voyage charter agreements are charterhires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate. Revenue from voyage charter agreements is recognized on a pro-rata basis over the duration of the voyage. Under voyage charter agreements, all voyage costs are borne and paid by the Company.  Demurrage income, which is included in voyage revenues, represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized when arrangement exists, services have been performed, the amount is fixed or determinable and collection is reasonably assured.  Deferred revenue includes cash received prior to the consolidated balance sheet date and is related to revenue earned after such date. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining as long term liability.

Vessel operating expenses include crew wages and related costs, the cost of insurance and vessel registry, expenses relating to repairs and maintenance, the costs of spares and consumable stores, tonnage taxes, regulatory fees, technical management fees and other miscellaneous expenses. Furthermore, payments in advance for services are recorded as prepaid expenses.

Voyage expenses consist of bunker consumption, port expenses and agency fees related to the voyage. In addition, voyage expenses include expenses related to the charter -in of vessels owned by third parties, whenever this is required.  Such expenses are recognized on a pro-rata basis over the duration of the voyage.

Brokerage commissions are paid by the Company. Brokerage commissions are recognized over the related charter period and included in voyage expenses. Voyage expenses and vessel operating expenses are expensed as incurred.

v)  Fair value of financial instruments: The Company adopted guidance related to Fair Value Measurements & Disclosures for financial assets and liabilities and any other assets and liabilities carried at fair value and are measured on recurring basis. This pronouncement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Company has provided additional fair value disclosures in Note 19.

w)  Earnings/(loss) per common share:  Earnings or loss per share are computed in accordance with guidance related to Earnings per Share.  Basic earnings or loss per share are calculated by dividing net income or loss available to common shareholders by the basic weighted average number of common shares outstanding during the period.  Diluted income per share reflects the potential dilution assuming common shares were issued for the exercise of outstanding in-the-money warrants and non-vested shares and assuming the hypothetical proceeds, including proceeds from warrant exercise and average unrecognized stock-based compensation cost, thereof were used to purchase common shares at the average market price during the period such warrants and non-vested shares were outstanding (Note 12).

x)  Segment reporting: The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the Chief Operating Officer who is the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

y)  Recent accounting pronouncements: In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements." This ASU represents the converged guidance of the FASB and the International Accounting Standards Board ("the Boards") on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term "fair value". The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments to this ASU are to be applied prospectively. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Based on the Company's evaluation of this ASU, the adoption of this amendment will not have a material impact on the Company's financial statements.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties (Abstract)
Transactions with Related Parties
3.           Transactions with Related Parties:

Transactions and balances with related parties are analyzed as follows:
Balance Sheets	December 31, 2010	December31, 2011
Liabilities
Interchart Shipping Inc. (a)	$454	$260
Management and Directors Fees (b)	149	141
Combine Marine Inc. (c)	-	27
Oceanbulk Maritime S.A. (d)	-	8
Total Liabilities	$603	$436

Statements of Operations

	Year ended December 31,
	2009	2010	2011
Revenues-TMT (e)	$309	$-	$-
Revenues -Vinyl (d)	16,508	-	-
Commission on sale of vessel-Oceanbulk (d)	184	660	-
Voyage expenses-Interchart (a)	1,472	1,540	1,237
Executive directors consultancy fees (b)	917	874	3,505
Non-executive directors compensation	126	206	151
Office rent - Combine (c)	-	-	48
Office setup expenses - Oceanbulk (d)	-	-	148

(a) Interchart Shipping Inc. or Interchart: Interchart, a company affiliated to Oceanbulk Maritime S.A., acts as a chartering broker of all the Company's vessels. As of December 31, 2010 and 2011, the Company had an outstanding liability of $454 and $260, respectively, to Interchart. During the years ended December 31, 2009, 2010 and 2011 the brokerage commission on charter revenue paid to Interchart amounted $1,472, $1,540 and $1,237, respectively and is included in "Voyage expenses" in the accompanying consolidated statements of operations.

(b) Management and Directors Fees: On October 3, 2007, Star Bulk entered into separate consulting agreements with companies owned and controlled by the Company's former Chief Executive Officer and the former Chief Financial Officer, for the services provided by the former Chief Executive Officer and the former Chief Financial Officer, respectively. Each of these agreements had a term of three years unless terminated earlier in accordance with the terms of such agreements. During 2010 these agreements were automatically renewed for the successive year. Under the consulting agreements, each company controlled by the former Chief Executive Officer and the former Chief Financial Officer received an annual consulting fee of €370,000 (approx. $479) and €250,000 (approx. $323) respectively. During the year ended December 31, 2009 and 2010, the consultancy fees under the specific consulting agreements amounted to $917 and $874, respectively. For the year ended December 31, 2011 the consulting fees amounting to $337 represent the respective expense up to the date of the termination of the consulting agreements as disclosed below.

On February 7, 2011, Mr. Spyros Capralos was appointed as the Company's President and Chief Executive Officer, to succeed Mr. Akis Tsirigakis who resigned from those positions on that date and plans to resign from the Company's Board of Directors on March 31, 2012. Pursuant to the terms of his employment and consultancy agreements, the former Chief Executive Officer was awarded a severance payment that amounted to $2,347.

Effective February 7, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Executive Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Executive Officer a base fee at an annual rate of not less €160,000 (approx. $207), additionally, the Chief Executive Officer is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion and a minimum guaranteed incentive award of 420,000 shares of stock. These shares vest in three equal installments, the first installment of 140,000 shares vests in February 2012, the second installment of 140,000 shares vests in February 2013 and the last installment of 140,000 shares vests in February 2014.  None of these shares have been issued, the Company plans to issue the first installment of 140,000 shares by the end of March 2012.  During the years ended December 31, 2009, 2010 and 2011 the consultancy fees under the specific consulting agreement with our Chief Executive Officer amounted to $0, $0 and $225, respectively.

Additionally, the current Chief Executive Officer is entitled to receive benefits under the consultancy agreements with the Company. Among other things, he is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.

On May 2, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Financial Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Financial Officer a base fee at an annual rate of not less €56,000 (approx. $72). During the years ended December 31, 2009, 2010 and 2011 the consultancy fees under the specific consulting agreement with the new Chief Financial Officer amounted to $0, $0 and $52, respectively.

Additionally, the current Chief Financial Officer is entitled to receive benefits under the consultancy agreements with the Company. Among other things, he is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.

On May 12, 2011, the Company entered into a release agreement with a company owned by the former Chief Financial Officer. Pursuant to the terms of this agreement Mr. Syllantavos resigned as the Company's Chief Financial Officer and from the Company's board of directors on August 31, 2011 and received a severance payment amounted to $463. Additionally, pursuant to the agreement the Company issued an aggregate of 248,000 non-vested common shares to the former Chief Financial Officer and plans to issue an additional 80,000 shares by the end of March 2012. The respective stock based compensation was fully amortized at the date of his resignation on August 31, 2011. The fair value of each share was $2.30 which is equal to the market value of the Company's common stock on the grant date (Note 13).

On July 1, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Operating Officer. This agreement has an indefinite term and each party may terminate the agreement giving one month's notice. Under this agreement the Company will pay the new Chief Operating Officer a base fee at an annual rate of not less €117,519 (approx. $152). During the years ended December 31, 2009, 2010 and 2011 the consultancy fees under the specific consulting agreement with the new Chief Operating Officer amounted to $0, $0 and $81, respectively.

The related expenses for the Company's executive officers for the years ended December 31, 2009, 2010 and 2011 were $917, $874 and $3,505, respectively and are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

As of December 31, 2010 and 2011, Star Bulk had an outstanding payable balance of $149 and $141, respectively with its Management and Directors, representing unpaid fees for their participation in the Board of Directors of the Company and the other special committes of the Board of Directors.  The related expenses for the years ended December 31, 2009, 2010 and 2011 were $126, $206 and $151, respectively and are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

(c) Combine Marine Inc. or ("Combine"):   On July 4, 2011, Starbulk S.A., entered into a 12-year lease agreement for office space with Combine, a company founded by the Chairman of the Company. The lease agreement provides for a monthly rent payment of €5,000 (approx. $6.4). This agreement may be terminated by Starbulk S.A after one year upon the payment of an amount equal to one months' rent. The related expense for the rent for the year ended December 31, 2011 was $48. As of December 31, 2011, the Company had an outstanding liability of $27 to Combine.

(d) Oceanbulk Maritime, S.A., or Oceanbulk: The Company's Chairman, Mr. Petros Pappas, is also founder of Oceanbulk Maritime S.A, a ship management company.

On September 18, 2008, the Company acquired the Star Ypsilon, with an existing above market time charter at an average daily hire rate of $91.9. Vinyl Navigation, a company affiliated with Oceanbulk Maritime, S.A., had a back-to back charter agreement with TMT, a company controlled by a former director of the Company, Mr. Nobu Su, on the same terms as the Company's charter agreement with Vinyl Navigation. For the years ended December 31, 2009, 2010 and 2011, the Company earned net revenue of $16,508, $0 and $0, respectively under the time charter party agreement with Vinyl which is  included under "Voyage revenues" in the accompanying consolidated statements of operations.

The Company also paid to Oceanbulk a brokerage commission amounting to $184 regarding the sale of vessel Star Alpha during the year ended December 31, 2009 and $660 regarding the sale of vessel Star Beta during the year ended December 31, 2010 (Note 6).

As of December 31, 2011, the Company had an outstanding liability to Oceanbulk Maritime S.A. of $8 incidental to office set up expenses for new offices that Oceanbulk Maritime S.A. paid on behalf of the Company. The related expenses amounting to $148 for the year ended December 31, 2011 are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

(e) TMT Co. Ltd: Star Gamma LLC, a wholly-owned subsidiary of the Company, entered into a time charter agreement dated, February 23, 2007, with TMT, a company controlled by a former director of the Company, Mr. Nobu Su, for the Star Gamma. The charter rate for the Star Gamma was $28.5 per day for a term of one year. Star Iota LLC, a wholly-owned subsidiary of Star Bulk, entered into a time charter agreement, dated February 26, 2007, with TMT for the Star Iota. The charter rate for the Star Iota was $18 per day for a term of one year. For the years ended December 31, 2009, 2010 and 2011 the Company earned net revenue of $309, $0 and $0 respectively, under the time charter party agreements with TMT which is included under "Voyage revenues" in the accompanying consolidated statements of operations.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories (Abstract)
Inventories	4. Inventories: The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2010	December 31, 2011
Lubricants	1,094	2,200
Bunkers	-	1,667
Total	1,094	3,867

Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2011
Advances For Vessels Under Construction (Abstract)
Advances for Vessels under Construction
5.           Advances for Vessels under Construction:

On March 24 and April 6, 2010, the Company signed two contracts with the shipbuilder Hanjin to build two Capesize vessels at a price of $106,880 in aggregate. During the year ended December 31, 2010 the Company paid advances to the shipbuilder amounting to $21,432 and $21,320 for Star Borealis and Star Polaris, respectively, and capitalized interest and other expenses of $644 and $77, respectively. During the year ended December 31, 2011 the Company paid advances to shipbuilder amounting to $32,257 and $32,114 for Star Borealis and Star Polaris, respectively, and capitalized interest and other expenses of $1,901 and $941, respectively. Advances for vessels under construction as of December 31, 2011 are $0 as Star Borealis was delivered to the Company on September 9, 2011 and Star Polaris was delivered to the Company on November 14, 2011.

Vessels and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2011
Vessels And Other Fixed Assets, Net (Abstract)
Vessels and Other Fixed Assets, Net
6.           Vessels and Other Fixed Assets, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2010	December 31, 2011
Cost
Vessels	$736,831	$876,778
Other fixed assets	575	587
Impairment charge	-	(62,020)
Total cost	737,406	815,345
Accumulated depreciation	(126,589)	(176,813)
Vessels and other fixed assets, net	$610,817	$638,532

Vessel disposed during the year ended December 31, 2009

On July 21, 2009, the Company entered into a Memorandum of Agreement to sell the Star Alpha, a vessel from the initial fleet, to a third party for a contracted sales price of $19,850 less costs to sell of $721.  The vessel was delivered to its new owners on December 21, 2009.  Star Alpha was classified as asset held for sale during the third quarter of 2009 and recorded at the lower of its carrying amount or fair value less costs to sell.  The resulting impairment loss of $75,208 is included under "Vessel impairment loss" in the accompanying consolidated statements of operations for the year ended December 31, 2009.

Vessel disposed during the year ended December 31, 2010

On January 18, 2010, the Company entered into a Memorandum of Agreement for the sale of the Star Beta to a third party for a contracted sales price of $22,000,at that date the Star Beta was classified as asset held for sale and was recorded at the lower of its carrying amount or fair value less cost to sell. The resulting impairment loss of $34,947 for the year ended December 31, 2010, is included under "Vessel impairment loss" in the accompanying consolidated statements of operations. The vessel was delivered to its new owners on July 7, 2010.

Vessel acquired during the year ended December 31, 2010

On February 18, 2010, the Company entered into a Memorandum of Agreement for the acquisition of the vessel Star Aurora for a contracted price of $42,500.The vessel delivered to the Company on September 8, 2010. The Company also capitalized an amount of $1,400 for the early delivery of the vessel, as per the Memorandum of Agreement terms, plus an amount of $139 as other capitalized expenses, related to the acquisition of the vessel.

Vessels acquired during the year ended December 31, 2011

On May 12, 2011, the Company entered into an agreement with Donatus Marine Inc, or Donatus Marine, a Marshall Islands company minority owned by family members of the Company's Chairman, Mr. Petros Pappas to acquire a 1996-built Capesize vessel, the Star Big, ex- Big Fish along with its long-term time charter, for an aggregate purchase price of $27,800.The Star Big is under a long-term time charter with a multinational mining company at a rate of $25 per day until November 2015. The vessel was delivered to the Company on July 25, 2011 and the same day the vessel underwent its scheduled drydocking. The Company capitalized the related drydocking expense, which amounted to $1,780 plus an amount of $41, as other capitalized expenses, related to the acquisition of the vessel.

On the same date, the Company also entered into an agreement with Barrington Corporation, a Marshall Islands company minority owned by family members of the Company's Chairman, Mr. Petros Pappas to acquire a 1994-built Capesize vessel, the Star Mega, ex- Megalodon along with its long-term time charter, for an aggregate purchase price of $23,700.The Star Mega is under a long-term time charter with a multinational mining company at a rate of $24.5 per day until August 2014. The vessel was delivered to the Company on August 16, 2011.  The Company capitalized an amount of $160 as other capitalized expenses, related to the acquisition of the vessel.

On September 9, 2011 and November 14, 2011 the Company took delivery from the shipyard of the vessels Star Borealis and Star Polaris, respectively (Note 5).

No vessel disposals took place in the year ended December, 31, 2011.

As of December 31, 2011, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review indicated that such carrying amount was not recoverable for two of the Company's vessels; the Star Ypsilon and the Star Sigma. The Company recognized an impairment loss of $62,020 for the year ended December 31, 2011, which is included under "Vessel impairment loss" in the consolidated statements of operations (Note 19).

Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination	12 Months Ended
Dec. 31, 2011
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination (Abstract)
Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination
7.           Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination:

The fair value of the time charters acquired at below/above fair market charter rates on the acquisition of the vessels is summarized below.  These amounts are amortized on a straight-line basis to the end of each charter period.
Vessel	Fair value of acquired time charter	Balance December 31, 2008	Amortization 2009	Balance December 31, 2009	Amortization 2010	Balance December 31, 2010	Amortization 2011	Balance December 31, 2011

Fair Value of below market acquired time charter
Star Epsilon	$14,375	$1,017	$1,017	$-	$-	$-	$-	$-
Star Theta	12,397	3,076	3,076	-	-	-	-	-
Star Alpha	46,966	12,504	12,504	-	-	-	-	-
Star Delta	13,815	1,804	1,804	-	-	-	-	-
Star Cosmo	3,856	3,173	1,361	1,812	1,360	452	452	-
Total	$91,409	$21,574	$19,762	$1,812	$1,360	$452	$452	$-
Fair value of above market acquired time charter
Star Kappa	$1,980	$1,206	$1,206	$-	$-	$-	$-	$-
Star Ypsilon	14,417	12,942	12,942	-	-	-	-	-
Star Big	13,733	-	-	-	-	-	1,180	12,553
Star Mega	9,332	-	-	-	-	-	1,186	8,146
Total	$39,462	$14,148	$14,148	$-	$-	$-	$2,366	$20,699

During 2011, the Company acquired two second-hand Capesize vessels, the Star Big and the Star Mega (Note 6), with existing time charter contracts. Upon their delivery the Company evaluated the attached charter contracts by comparing the charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels were delivered and recognized an asset of $13,733 and $9,332 related to the Star Big and the Star Mega, respectively.  This amount is amortized on a straight-line basis to revenues through the end of the charter period. During 2011 the amortization of fair value of above- market acquired time charters amounting to $2,366 is included under "Voyage revenues" in the accompanying consolidated statements of operations.

The estimated aggregate amortization expense of the above market acquired time charters until the end of their useful lives is analysed as follows:
Years	Amount
December 31, 2012	$6,369
December 31, 2013	6,352
December 31, 2014	5,080
December 31, 2015	2,898
Total	$20,699

The carrying amount of the above market acquired time charters amounting to $20,699 as of December 31, 2011 will be amortized over a weighted-average period of 3.4 years.

Gain/loss on time charter agreement termination

For the year ended December 31, 2009

The vessel Star Alpha, which was on time charter at a gross daily charter rate of $47.5 per day for the period from January 9, 2008 until March 18, 2009, was redelivered on January 16, 2009 to the Company by its charterers approximately two months prior to the earliest redelivery date per the time charter agreement. The Company, under the accounting provisions applicable to intangible assets, has recognized a gain on a time charter agreement termination of $10,077, which relates to the write-off of the unamortized fair value of below market acquired time charter on a vessel redelivery date.

The vessel Star Theta was also redelivered to the Company by its charterers on March 15, 2009, approximately twenty-nine days prior to the earliest redelivery date per the time charter agreement.  The Company has recognized a gain on time charter agreement termination amounting to $842 which relates to the write-off of the unamortized fair value of below market acquired time charter on a vessel redelivery date. In addition, the Company received $260 from its charterers relating to the early termination of this charter party, which was also recorded as a gain on time charter termination.

The vessel Star Kappa, which was on time charter at an average gross daily charter rate of $25.5 per day for the period from April 12, 2009 until July 12, 2014, was redelivered on October 23, 2009 to the Company by its charterers prior to the earliest redelivery date per the time charter agreement. The Company has recognized a loss on time charter agreement termination of $903, which relates to the write-off of the unamortized fair value of above-market acquired time charter on a vessel redelivery date.

The vessel Star Ypsilon, which was on time charter at an average gross daily charter rate of $91.932 per day for the period from September 18, 2008 until July 4, 2011, was redelivered on July 17, 2009 to the Company by its charterers prior to the earliest redelivery date per the time charter agreement. The Company has recognized the loss on time charter agreement termination of $10,137, which relates to the unamortized fair value of above-market acquired time charter on a vessel redelivery date. In addition, the Company recognized a gain amounting to $5,040, which represents the deferred revenue from the terminated time charter contract.

For the year ended December 31, 2011

The vessel Star Cosmo, was on time charter at a gross daily charter rate of $35.615 per day for the period from February 10, 2009 until May 1, 2011, and was redelivered earlier to the Company on February 17, 2011. The Company, has recognized a gain on time charter agreement termination amounting to $273, which relates to the write-off of the unamortized fair value of below market acquired time charter on vessel redelivery date.  In addition, the Company recognized a gain amounting to $324 which represents the deferred revenue from the terminated time charter contract.

The vessel Star Omicron was on time charter at a gross daily charter rate of $43.0 per day for the period from April 22, 2008 until February 22, 2011 and was redelivered earlier to the Company on January 17, 2011. The Company recognized a gain amounting to $1,210 representing the cash consideration received from its charterers relating to the early termination of this charter party.

The vessel Star Sigma, was on time charter at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. The Company has recognized a gain amounting to $203 which represents the deferred revenue from the terminated time charter contract.

All amounts presented above are included under "Gain on time charter agreement termination" or "Loss on time charter agreement termination", respectively, in the accompanying consolidated statements of operations for years ended December 31, 2009 and 2011.

Long-term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt (Abstract)
Long-term Debt
8.           Long-term Debt:

a)      On December 27, 2007, the Company entered into a loan agreement with Commerzbank AG in the amount of up to $120,000 in order to partially finance the acquisition cost of the second hand vessels, Star Gamma, Star Delta, Star Epsilon, Star Zeta, and Star Theta, which also provide the security for this loan agreement.  Under the terms of this loan facility, the repayment of $120,000 is over a nine year term and divided into two tranches. The first of up to $50,000 is repayable in twenty-eight consecutive quarterly installments commencing twenty-seven months after the initial borrowings but no later than March 31, 2010: (i) the first four installments amount to $2,250 each, (ii) the next thirteen installments amount to $1,000 each (iii) the remaining eleven installments amount to $1,300 each and a final balloon payment of $13,700 is payable together with the last installment. The second tranche of up to $70,000 is repayable in twenty-eight consecutive quarterly installments commencing twenty-seven months after draw down but no later than March 31, 2010: (i) the first four installments amount to $4,000 each (ii) the remaining twenty-four installments amount to $1,750 each and a final balloon payment of $12,000 is payable together with the last installment. The loan bears interest at LIBOR plus a margin at a minimum of 0.8% per annum "p.a." to a maximum of 1.25% p.a. depending on whether the aggregate drawdown ranges from 60% up to 75% of the aggregate market value of the 'initial fleet'.

The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein and (iii) an aggregate market value of the vessels pledged as security under this loan agreement not less than (a) 125% of the then outstanding borrowings for the first three years and (b) 135% of the then outstanding borrowings thereafter.

On June 10, 2009, the Company entered into a supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from December 31, 2008 to January 31, 2010, the security cover requirement was reduced to 111%. As further security for this facility, the Company shall provide a first preferred mortgage on the vessel Star Alpha and shall pledge an amount of $6,000 to the lenders. Furthermore, the interest spread was increased to 2.00% p.a. for the duration of the waiver period. Subsequent to the waiver period, if the asset cover percentage is less than 60%, between 60% to 70%, between 70% to 75% and more than 75%, the interest spread should be 0.8%, 0.9%, 1% and 1.25% respectively. In addition, during the waiver period, payments of dividend, share repurchases and investments are subject to the prior written consent of the lenders.

On December 24, 2009, the Company entered into a second supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from February 1, 2010 to June 30, 2010 and from July 1, 2010 to January 31, 2011 the security cover shall be at least 111% and 118%, respectively whether at all times thereafter 135%. Furthermore, the bank consented to: i) the sale of Star Alpha, ii) the payment of dividends not exceeding $0.05 per share in each quarter iii) the reduction of minimum liquidity from $1,000 to $650 per fleet vessel, iv) the increase of the pledged deposit by $1,250 from $6,000 to $7,250.  The interest spread was also maintained to 2.00% p.a. for the duration of the waiver period. Based on the same agreement after the waver period on January 31, 2011 the minimum liquidity was increased from $650 to $1,000 per fleet vessel and the pledged deposit of $7,250 was released.

As of December 31, 2010 and 2011, the Company had outstanding borrowings of $95,000 and $84,000 respectively, under this loan agreement.

b)      On April 14, 2008, the Company entered into a loan agreement with Piraeus Bank A.E., acting as an agent, which was subsequently amended on April 17, 2008 and September 18, 2008.  Under the amended terms, the agreement provides for a term loan of $150,000 to partially finance the acquisition of the Star Omicron, the Star Sigma and Star Ypsilon.  This loan agreement is secured by the vessels Star Omicron, the Star Beta, and the Star Sigma. Under the terms of this term loan facility, the repayment of $150,000 is over six years and begins three months after the Company's first draw down amount and is divided into twenty-four consecutive quarterly installments: (i) the first installment amounts to $7,000, (ii) the second through fifth installments amount to $10,500 each, (iii) the sixth to eighth installments amount to $8,800 each, (iv) the ninth through fourteenth installments amount to $4,400 each, (v) the fifteenth through twenty-fourth installments amount to $2,700 each, and a final balloon payment in the amount of $21,200 is payable together with the last installment.  The loan bears interest at LIBOR plus a margin of 1.3% p.a. This loan agreement with Piraeus Bank A.E. contain financial covenants, including requirements to maintain (i) a minimum liquidity of $500 per vessel, (ii) the total indebtedness of the borrower over the market value of all vessels owned shall not be greater than 0.6:1, (iii) the interest coverage ratio shall not be less than 2:1, (iv) an actual pledged amount of $1,500 and (v) an aggregate market value of the vessels pledged as security under this loan agreement should not be less than (a) 125% of the then outstanding borrowings for the first three years and (b) 135% of the then outstanding borrowings thereafter.

On May 9, 2009, the Company entered into a supplemental agreement with Piraeus Bank. Under the terms of this agreement during the waiver period from December 31, 2008 to February 28, 2010, the required security cover covenant of 125% shall be waived. After the end of the waiver period, for the period from March 1, 2010 to February 28, 2011 the required security cover shall be reduced to 110% from 125% of the outstanding loan amount. The lenders shall waive the 60% corporate leverage ratio, which is the ratio of the Company's total indebtedness net of any unencumbered cash balances over the market value of all vessels owned by the Company, through February 28, 2010. As further security for this facility, the Company shall provide (i) first priority mortgages on and first priority assignments of all earnings and insurances of the vessels Star Kappa and Star Ypsilon; (ii) corporate guarantees from each of the collateral vessel owning limited liability companies; (iii) a subordination of the technical and commercial manager's rights to payment; (iv) and a pledge amount of $9,000 to the lenders. Furthermore, the interest spread was increased to 2% p.a. applicable for the period from January 1, 2009 to December 31, 2010, and thereafter shall be adjusted to 1.5% per annum until the margin review date of the facility. In addition, during the waiver period, payments of dividend are subject to the prior written consent of the lenders. In July 2010 Piraeus Bank consented to the sale of vessel Star Beta. Consequently the first priority mortgage was released. In addition, the Company prepaid an amount of $6,975 in July 2010 and the facility was repayable beginning on September 1, 2010, in seventeen consecutive quarterly installments: (i) the first one installment in the amount of $8,064 (ii) the second to seventh installments amount to $4,032 each and (ii) the final ten installments in the amount of $2,474 each plus a balloon payment of $19,427 is payable together with the last installment.

On October 6, 2011, the Company fully repaid the outstanding balance of $52,233 under this loan agreement.

As of December 31, 2010, and 2011, the Company had outstanding borrowings of $64,329 and $0 respectively, under this loan agreement.

c)      On July 1, 2008, the Company entered into a loan agreement with Piraeus Bank A.E., acting as an agent, in the amount of $35,000 to partially finance the acquisition of the Star Cosmo, which also provides the security for this loan agreement. The full amount of the loan was drawn down, on the same date. Under the terms of this term loan facility, the repayment of $35,000 is over six years and begins three months after the Company drew down the full amount but no later than July 30, 2008 and is divided into twenty-four consecutive quarterly installments: (i) the first through fourth installments amounts to $1,500 each, (ii) the fifth through eighth installments amount to $1,250 each, (iii) the ninth to twelfth installments amount to $875 each, (iv) the thirteenth through twenty-fourth installments amount to $500 each and a final balloon payment of $14,500 is payable together with the last installment. The loan bears interest at LIBOR plus a margin of 1.325% p.a.

The loan agreement contains financial covenants, including requirements to maintain (i) a minimum liquidity of $500 per vessel, (ii) the total indebtedness of the borrower over the market value of all vessels owned shall not be greater than 0.6:1, (iii) the interest coverage ratio shall not be less than 2:1 and (iv) an aggregate market value of the vessels pledged as security under this loan agreement not less than (a) 125% of the then outstanding borrowings for the first three years and (b) 135% of the then outstanding borrowings thereafter.

On May 25, 2009, the Company entered into an amending and restating agreement with Piraeus Bank. Under the terms of this agreement during the waiver period from December 31, 2008 to February 28, 2010, the required security cover covenant of 125% shall be waived. After the end of the waiver period, for the period from February 28, 2010 to February 28, 2011 the required security cover shall be reduced to 110% from 125% of the outstanding loan amount. The lender shall waive the 60% corporate leverage ratio, which is the ratio of the Company's total indebtedness net of any unencumbered cash balances over the market value of all vessels owned by the Company, through February 28, 2010. Also, during the waiver period, no dividend payments are made without the prior written consent of the lenders.

As further security for this facility the Company provided (i) second priority mortgage on and second priority assignment of all earnings and insurances of the Star Alpha; (ii) a corporate guarantee from Star Alpha's vessel owning limited liability company; (iii) a subordination of the technical and commercial managers rights to payment and iv) a minimum liquidity of $500 per vessel and v) a pledged deposit of $5,000. This facility was repayable beginning on April 2, 2009, in twenty-two consecutive quarterly installments: (i) the first two installments in the amount of $2,000 each; (ii) the third installment in the amount of $1,750; (iii) the fourth installment in the amount of $1,250; (iv) the fifth through tenth installment in the amount of $875 each; and (v) the final twelve installments in the amount of $500 each plus a balloon payment of $13,750 is payable together with the last installment.  In addition, the interest spread was adjusted to 2% p.a. applicable for the period from March 1, 2009 to February 28, 2010, and thereafter shall be adjusted to 1.5% p.a. until the final maturity date of the facility. In December 2009 Piraeus Bank consented to the sale of vessel Star Alpha. Consequently the second priority mortgage was released.

On September 29, 2010, the loan was further amended.  Under the terms of this agreement the security cover shall be at all times 125%. Furthermore, the bank released to the Company an amount of $5,000 that was previously pledged, after the Company prepaid an amount of $2,000 on October 1, 2010. In addition the facility was repayable beginning on October 1, 2010, in sixteen consecutive quarterly installments: (i) the first four installments in the amount of $800 each; and (ii) the final twelve installments in the amount of $457 each plus a balloon payment of $12,566 is payable together with the last installment.   In addition, the interest spread was adjusted to 3% p.a. applicable for the period from August 1, 2010 to December 31, 2011, and thereafter shall be adjusted to 2.5% p.a. until the final maturity date of the facility.

On October 6, 2011, the Company fully repaid the outstanding balance of $17,593 under this loan agreement.

As of December 31, 2010 and 2011, the Company had outstanding borrowings of $20,450 and $0 respectively, under this loan agreement.

d)      On September 3, 2010 the Company entered into a loan agreement with Commerzbank AG in the amount of up to $26,000 in order to partially finance the acquisition cost of the second hand vessel, Star Aurora, which is also provided as security for this loan agreement.  Under the terms of this loan facility, the repayment of $26,000 is over a six year period. The loan is repayable in twenty-four consecutive quarterly installments of $950 each, commencing three months after the drawdown, and a final balloon payment of $3,200 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.6% p.a.

The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein and (iii) an actual pledged amount of $650 for this vessel that will increase to $1,000 when cash pledged due to waiver dated December 24, 2009 shall be released (iv) an aggregate market value of the vessel pledged as security under this loan agreement not less than 135% at all times.

As of December 31, 2010 and 2011, the Company had outstanding borrowings of $25,050 and $21,250 respectively, under this loan agreement.

e)      On January 20, 2011, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank for a term loan up to $70,000 to partially finance the construction cost of Company's two Newbuildings Star Borealis and Star Polaris, which were delivered in 2011. The shipbuilding contracts and refund guarantees were assigned to the lender as security for this loan agreement and the vessels, upon their delivery, were mortgaged as security for this loan agreement. The total amount that was drawn down upon the delivery of each vessel totaled to $67,275. Under the terms of this term loan facility, the repayment is over a seven year period and commenced three months after the delivery of each vessel. The loan is repayable in twenty eight consecutive quarterly installments, per vessel, amounting to $485.4 and $499.7, respectively and a final balloon payment which is payable together with the last installment of $19,558.2 and $20,134 for Star Borealis and Star Polaris, respectively. The loan bears interest at LIBOR plus a margin of 2.7% p.a.

The loan arrangement and other fees related to the inception of the loan amounted to $630 and are included under "Deferred finance charges" in the accompanying consolidated balance sheets.

This loan agreement with Credit Agricole Corporate and Investment Bank contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $500 per fleet vessel, whichever is greater (ii) the total indebtedness of the borrower over the market value of all vessels owned shall not be greater than 0.7:1, effective from October 15, 2011, (iii) an actual pledged amount of $500 per mortgaged vessel and (iv) the minimum asset cover ratio shall not be less than (a) 120% during the first two years from delivery of each vessel and (b) 125% of the then outstanding borrowings thereafter, unless a mortgaged vessel is subject to an approved charter with an unexpired duration at least 18 months, in which case the relevant percentage shall be 120% for the duration such approved charter.

As of December 31, 2010 and December 31, 2011, the Company had outstanding borrowings of $0 and $66,790 respectively, under this loan agreement.

f)      On July 21, 2011, the Company entered into a senior secured credit facility with ABN AMRO Bank for $31,000, which was drawn down in full to partially finance the acquisition of the Star Big and the Star Mega, which were mortgaged to provide the security for this senior secured credit facility. Under this senior secured credit facility, the wholly-owned subsidiaries that own these two vessels are the borrowers and the Company is the corporate guarantor.  This senior secured credit facility is repayable in 18 consecutive quarterly installments commencing three months after the initial borrowings. The first 14 installments amount to $1,400 each, the remaining four installments amount to $625 each and a final balloon payment of $8,900 is payable together with the last installment. This senior secured credit facility bears interest at LIBOR plus a margin of 2.9%.

The loan arrangement and other fees related to the inception of the loan amounted to $310 and are included under "Deferred finance charges" in the accompanying consolidated balance sheets.

This senior secured credit facility contains financial covenants and other customary covenants, including requirements to maintain (i) the leverage ratio shall not be greater than 70%, (ii) a ratio of EBITDA (as will be defined in the definitive documentation) to interest expense, no less than 3.0:1.0, (iii) minimum liquidity of $10,000 or $750 for each of the Company's vessels, whichever is greater, (iv) a minimum market adjusted net worth of not less than $100,000 and (v) a maintenance reserve account up to $1,500 which can only be used for the payment of the dry-docking of vessel Star Mega. This senior secured credit facility also requires the borrowers to maintain an aggregate charter-free fair market value of the Star Big and the Star Mega of at least 135% of the amount outstanding under the facility until three months prior to the expiration of the time charter of the Star Mega and 150% thereafter. In addition, the facility requires the Company's Chairman, including members of his immediate family, to maintain minimum levels of beneficial ownership of the Company's outstanding common shares.

As of December 31, 2010 and, 2011, the Company had outstanding borrowings of $0 and $29,600 respectively, under this loan agreement.

g)      On October 3, 2011 the Company entered into a new $64,500 secured term loan agreement with HSH Nordbank AG. The borrowings under this new loan agreement together with $5,326 in cash were used to repay in full the Company's existing indebtedness under its loan agreements with Piraeus Bank S.A; a term loan of $150,000 dated April 14, 2008 and of a term loan of $35,000 dated July 1, 2008 as stated above. The senior secured term loan facility consisted of two tranches. The first tranche amounted to $48,500 and is repayable in 20 consecutive installments of $1,250 each and a final balloon payment of $23,500. The second tranche amounted to $16,000, is repayable in 12 consecutive installments of $1,333 each. The first tranche bears interest at LIBOR or cost of funds, whichever is greater, plus a margin of 2.75% and the second tranche bears interest at LIBOR or cost of funds, whichever is greater, plus a margin of 3.00%.

The loan arrangement and other fees related to the inception of the loan amounted to $548 and are included under "Deferred finance charges" in the accompanying consolidated balance sheets.

This new loan agreement contains financial covenants including requirements to maintain (i) the ratio of indebtedness of the borrower over the aggregate fair market value of the assets shall not be greater than 75% until December 31, 2013 and 70% thereafter, (ii) a minimum market adjusted net worth of not less than $100,000, (iii) a minimum interest coverage ratio of not less than 2.0:1.0; (iv) an actual pledged amount of $2,000 or $400 for each pledged vessel under this credit facility, whichever is greater,(v) a minimum liquidity of $10,000,(vi) an actual pledged amount of $6,504 representing the shortfall between the drawdown amount and the fair value of the collateral vessels on the drawdown date and, (vii) an aggregate market value of the vessels pledged as security under this loan agreement should not be less than (a) 125% of the then outstanding borrowings until the repayment of Second Tranche and (b) 167% of the then outstanding borrowings thereafter.

As of December 31, 2010 and, 2011, the Company had outstanding borrowings of $0 and $64,500 respectively, under this loan agreement.

The Company determined as of December 31, 2011 that under the new $31,000 loan agreement with ABN AMRO Bank, the aggregate market value of the vessels mortgaged under these loan agreements was less than the required percentage of 135%. On January 26, 2012, the Company signed a waiver agreement with ABN AMRO Bank, under the terms of which, during the waiver period from January 26, 2012 to January 31, 2013, the required security cover covenant of 135% was amended to 100% and the Leverage Ratio was amended to 75% from 70%. Furthermore, the interest margin was increased from 2.9% to 3.4% p.a. during the waiver period.

The Company also determined as of December 31, 2011 that under the $120,000 loan agreement with Commerzbank AG, the market value of the vessels mortgaged under this loan agreement was less than 135% of the amount of those borrowings as required by the agreement. On January 30, 2012, the Company paid the next regularly scheduled quarterly payment of $2,750 and as a result maintained the required ratio of the market value of the vessels pledged as collateral to the outstanding borrowings of not less than 135%.

Except as disclosed above, the Company was not in breach of any financial covenants under its loan agreements as of December 31, 2011.

The weighted average interest rate related to the Company's existing debt (including the margin) as of December 31, 2009, 2010 and 2011 was 2.65%, 2.73% and 3.25% respectively.

The principal payments required to be made after December 31, 2011 for all outstanding debt are as follows:
Years	Amount
December 31, 2012	$34,674
December 31, 2013	34,674
December 31, 2014	35,574
December 31, 2015	28,215
December 31, 2016	85,915
December 31, 2017 and thereafter	47,088
Total	$266,140

Interest expense for the years ended December 31, 2009, 2010 and 2011 amounting to $9,217, $5,317 and $4,698 respectively, amortization of deferred finance fees amounting to $350, $329 and $329, respectively, and other finance fees amounting to $347, $270 and $200, respectively, are included under "Interest and finance costs" in the accompanying consolidated statements of operations.

The unamortized balance of the deferred financing fees relating to Piraeus loan facilities which were fully repaid on October 6, 2011, amounting to $254 and $53, respectively  were written off and included under "Loss on debt extinguishment" in the accompanying consolidated statements of operations.

All vessels are first-priority mortgaged as collateral to the Company's loan facilities.

Preferred, Common Stock and Additional Paid in Capital	12 Months Ended
Dec. 31, 2011
Preferred, Common Stock and Additional Paid in Capital (Abstract)
Preferred, Common Stock and Additional Paid in Capital
9.           Preferred, Common Stock and Additional Paid in Capital:

 As of December 31, 2009, the Company had common stock and warrants outstanding, whereas as of December 31, 2010 and 2011 the Company had only common stock outstanding.

Preferred Stock: Star Bulk is authorized to issue up to 25,000,000 shares of preferred stock, $0.01 par value with such designations, as voting, and other rights and preferences, as  determined by the Board of Directors. As of December 31, 2010 and 2011 the Company had not issued any preferred stock.

Common Stock: Star Bulk was authorized to issue 100,000,000 registered common shares, par value $0.01. On November 23, 2009 at the Company's annual meeting of shareholders, the Company's shareholders voted to approve an amendment to the Amended and Restated Articles of Incorporation increasing the number of common shares that the Company was authorized to issue from 100,000,000 registered common shares, par value $0.01 per share, to 300,000,000 registered common shares, par value $0.01 per share.

Each outstanding share of the Company's common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to receive ratably all dividends, if any, declared by the Company's board of directors out of funds legally available for dividends. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any shares of preferred stock which the Company may issue in the future.

On July 17, 2008, the Company issued 803,481 shares out of additional stock consideration of 1,606,962 of common stock of Star Bulk to TMT. The remaining 803,481 shares of Star Bulk's common stock were issued to TMT on April 28, 2009 (Note 1).  The additional stock consideration of 1,606,962 common shares (Note 1) was determined to be $18,946 and was measured based on the Company's share price on March 7, 2008 when performance by TMT was complete upon delivery of the last initial vessel, Star Iota on March 7, 2008.

On July 22, 2011, the Company offered 16,700,000 common shares in an underwritten public offering at a public offering price of $1.80 per share less underwriters' discount. All of the shares in the offering were sold by the Company. The Company used the net proceeds of this offering to fund a portion of the aggregate purchase price of the Star Big and the Star Mega and for working capital purposes.

Warrants: Each warrant entitles the registered holder to purchase one share of common stock at a price of $8.00 per share, subject to adjustment as discussed below. The warrants were to expire on December 16, 2009.  In November 2009, the Company decided to extend the expiration date of its 5,916,150 outstanding warrants up to March 15, 2010.  On March 15, 2010, the 5,916,150 outstanding warrants expired and ceased trading on the Nasdaq Global Market. During the year ended December 31, 2009 and 2010 no warrants were exercised.

Share re-purchase Plan: On February 23, 2010, the Company's Board of Directors adopted a stock repurchase plan for up to $30,000 to be used for repurchasing the Company's common shares until December 31, 2011. All repurchased shares will be cancelled and removed from the Company's share capital.

On August 10, 2011, the Company's Board of Directors decided to reinstate the share repurchase plan with the limitation of acquiring up to a maximum amount of $3,000 worth of Company shares, at a maximum price of $1.30 per share. On November 9, 2011 the Company's Board of Directors extended the duration of the share repurchase plan until December 31, 2012.

During the years ended December 31, 2009, 2010 and 2011, there were no warrants or shares repurchased.

Other Operational Gain	12 Months Ended
Dec. 31, 2011
Other Operational Gain (Abstract)
Other Operational Gain
10.        Other Operational Gain:

For the year ended December 31, 2010, other operational gain totaled $26,648 and represented a gain of $21,648 in connection to the settlement of a commercial claim, related to the vessel Star Ypsilon and an amount of $5,000 from the sale of a 45% interest in future proceeds related to the settlement of several commercial claims. Other operational gain for the year ended December 31, 2011 totaled $9,260 and comprised of a consideration received of $9,000 related to the settlement of a commercial claim with Oldendorff Gmbh & Co. KG (see Note 16), and a gain of $260 relating to a hull and machinery claim.

Other Operational Loss	12 Months Ended
Dec. 31, 2011
Other Operational Loss (Abstract)
Other Operational Loss
11.        Other Operational Loss:

On September 29, 2010, the Company agreed with a third party to sell a 45% interest in the future proceeds related to the recovery of certain of the commercial claims against a consideration of $5,000 (Note 16(a) and Note 16(d)). During the year ended December 31, 2011 the Company paid $4,050 to the third party relating to the settlement of one of the legal cases included in the above mentioned agreement. This amount is presented in "Other operational loss" in the accompanying consolidated statements of operations. For the years ended December 31, 2009 and 2010, no other operational loss was recorded.

Losses per Share	12 Months Ended
Dec. 31, 2011
Losses per Share (Abstract)
Losses per Share
12.        Losses per Share:

The Company calculates basic and diluted losses per share as follows:
	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Loss:
Net loss	$(58,415)	$(5,131)	$(69,559)

Basic loss per share:
Weighted average common shares outstanding, basic	60,873,421	$61,489,162	71,047,277
Basic loss per share	$(0.96)	$(0.08)	$(0.98)

Effect of dilutive securities:
Dilutive effect of Warrants and non-vested shares	-	-	-
Weighted average common shares outstanding, diluted	60,873,421	61,489,162	71,047,277
Diluted loss per share	$(0.96)	$(0.08)	$(0.98)

Warrants: Each warrant entitled the registered holder to purchase one share of common stock at a price of $8.00 per share. On March 15, 2010, 5,916,150 outstanding warrants expired and ceased trading on the Nasdaq Global Market, consequently as of December 31, 2010 there were no warrants outstanding. The weighted average diluted common shares outstanding for the years ended December 31, 2009, 2010 and 2011 are not included in the diluted earnings per share calculation because their effect would be anti-dilutive.

Equity Incentive Plan	12 Months Ended
Dec. 31, 2011
Equity Incentive Plan (Abstract)
Equity Incentive Plan
13.        Equity Incentive Plan:

On February 8, 2007, the Company's Board of Directors adopted a resolution approving the terms and provisions of the Company's Equity Incentive Plan (2007 Plan). The Plan is designed to provide certain key persons, whose initiative and efforts are deemed to be important to the successful conduct of the business of the Company with incentives to enter into and remain in the service of the Company, acquire a propriety interest in the success of the Company, maximize their performance and enhance the long-term performance of the Company.

Under the 2007 Plan, officers, key employees, directors and consultants of Star Bulk and its subsidiaries will be eligible to receive options to acquire shares of common stock, stock appreciation rights, restricted stock and other stock-based or stock-denominated awards. Star Bulk has reserved a total of 2,000,000 shares of common stock for issuance under the plan, subject to adjustment for changes in capitalization as provided in the 2007 Plan.

On February 23, 2010, the Company's Board of Directors approved the Company's Equity Incentive Plan (the 2010 Plan). The Company has reserved a total of 2,000,000 shares of common stock for issuance under the 2010 Plan, subject to adjustment for changes in capitalization as provided in the 2010 Plan. All provisions of the 2010 Plan are similar with the 2007 Plan provisions.

Pursuant to Company's 2010 and 2007 Equity Incentive Plans, the Company issued the following securities:

i) On December 3, 2007, the Company granted to Mr. Tsirigakis, our former Chief Executive Officer, and Mr. Syllantavos, our former Chief Financial Officer, 90,000 and 75,000 non-vested shares of Star Bulk common stock, respectively.  The fair value of each share was $15.34, which is equal to the market value of the Company's common stock on the grant date. The shares vest in three equal installments on July 1, 2008, 2009 and 2010. All 165,000 shares granted under this Plan were issued during 2008.

ii) On March 31, 2008, the Company concluded an agreement with Company's Director Mr. P. Espig.  Under this agreement, which is part of Company's Equity incentive plan, Mr. Espig received 150,000 non-vested shares of Star Bulk common stock. The fair value of each share was $11.39 which is equal to the market value of the Company's common stock on the grant date. The shares vested in two equal installments on April 1, 2008 and 2009. All 150,000 shares granted under this Plan were issued during 2008.

iii) On December 5, 2008, an aggregate of 130,000 non-vested common shares to all of our employees and an aggregate of 940,000 non-vested common shares to the members of board of directors.  The fair value of each share was $1.80 which is equal to the market value of the Company's common stock on the grant date.  These shares were issued on January 20, 2009 and vested on January 31, 2009.

iv) On February 4, 2010, an aggregate of 115,600 non-vested common shares to all Company's employees subject to applicable vesting of 69,360 common shares on June 30, 2010 and 46,240 common shares on June 30, 2011. The fair value of each share was $2.66 which is equal to the market value of the Company's common stock on the grant date.

v) On February 24, 2010, an aggregate of 980,000 non-vested common shares to the members of Company's Board of Directors subject to applicable vesting of 490,000 common shares on each of June 30 and September 30, 2010. The fair value of each share was $2.75 which is equal to the market value of the Company's common stock on the grant date.

vi) On October 20, 2010, an aggregate of 140,000 non-vested common shares to all of the Company's employees and an aggregate of 1,070,000 non-vested common shares to the members of board of directors.  The fair value of each share was $2.80 which is equal to the market value of the Company's common stock on the grant date.  These shares vested on December 31, 2010.

vii) On May 18, 2011, the Company issued an aggregate of 248,000 non-vested common shares to the former Chief Financial Officer pursuant to an agreement dated May 12, 2011 covering the terms of his severance. Under the same agreement the Company's former Chief Financial Officer is entitled to receive an additional 80,000 shares. The Company plans to issue the respective shares by the end of March 2012. The respective stock based compensation was fully amortized at the date of his resignation on August 31, 2011. The fair value of each share was $2.30 which is equal to the market value of the Company's common stock on the grant date.

The Company plans to issue a minimum of 420,000 common shares to Mr. Spyros Capralos, the Company's Chief Executive Officer, in accordance with the terms of a consultancy agreement, effective February 7, 2011, with an entity owned and controlled by the Company's Chief Executive Officer. These shares vest in three equal installments, the first installment of 140,000 vests in February 2012, the second installment of 140,000 vests in February  2013 and the last installment of 140,000 shares vests in February 2014.  The Company plans to issue the first installment of 140,000 shares by the end of March 2012. The fair value of each share was $2.45 which is equal to the market value of the Company's common stock on the grant date.

On August 31, 2011, the Board of Directors adopted the 2011 Equity Incentive Plan, under which officers, key employees, directors and consultants of the Company and its subsidiaries are eligible to receive options to acquire shares of common stock, stock appreciation rights, restricted stock and other stock-based or stock-denominated awards. The Company reserved a total of 2,000,000 shares of common stock for issuance under the 2011 Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in such plan.

On September 20, 2011, the Company filed a registration statement on Form S-8 (File No. 333-176922) that covers the resale of up to 4,665,100 of the common shares that have been and may be issued under its 2007, 2010 and 2011 equity incentive plans.

All non-vested shares are conditional upon the grantee's continued service as an employee of the Company. The grantee does not have the right to vote such non-vested shares until they vest or exercise any right as a shareholder of these shares, however, the issued and non-vested shares pay dividends as declared. For the years ended December 31, 2009, 2010, and 2011 the Company paid dividends on non-vested shares which amounted to $6, $89 and $29, respectively.

The Company estimates the forfeitures of non-vested shares to be immaterial. The shares which are issued in accordance with the terms of the Company's Equity Incentive Plans remain restricted until they vest.  For the years ended December 31, 2009, 2010 and 2011, stock based compensation was $1,832, $6,511 and $1,362 respectively, and is included under "General and administrative expenses" in the accompanying consolidated statement of operations.

A summary of the status of the Company's non-vested shares as of December 31, 2011, and the movement during the year ended December 31, 2011, is presented below.
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2011	46,240	$2.66
Granted	748,000	2.38
Vested	(374,240)	2.34
Unvested as at December 31, 2011	420,000	$2.45

As of December 31, 2011, there was $465 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Equity Incentive Plans. The cost is expected to be recognized over a weighted-average period of 1.54 years. The total fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 was $2,732, $6,113 and $561, respectively.

Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities (Abstract)
Accrued Liabilities
14.         Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	2010	2011
Audit fees	$220	$213
Legal fees	163	7
Other professional fees	88	52
Operating and voyage expenses	638	2,039
General and administrative expenses	6	-
Loan interest and financing fees	750	1,559
Total Accrued Liabilities	$1,865	$3,870

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes (Abstract)
Income Taxes
15.         Income Taxes:

a) Taxation on Marshall Islands Registered Companies

Under the laws of the countries of the companies' incorporation and/or vessels' registration, the companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes, which have been included under "Vessel operating expenses" in the accompanying statements of operations.

b) Taxation on US Source Income - Shipping Income

The Company believes that it and its subsidiaries are exempt from U.S. federal income tax at 4% on U.S. source shipping income, as each vessel-operating subsidiary is organized in a foreign country that grants an equivalent exemption to corporations organized in the United States and the Company's stock is primarily and regularly traded on an established securities market in the United States, as defined by the Internal Revenue Code (IRS) of the United States.  Under IRS regulations, a Company's stock will be considered to be regularly traded on an established securities market if (i) one or more classes of its stock representing 50% or more of its outstanding shares, by voting power and value, is listed on the market and is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year; and (ii) the aggregate number of shares of stock traded during the taxable year is at least 10% of the average number of shares of the stock outstanding during the taxable year.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies (Abstract)
Commitments and Contingencies
16.        Commitments and Contingencies:

Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels.

a.    The Company commenced in 2008 an arbitration proceeding as claimant against Oldendorff Gmbh & Co. KG of Germany ("Oldendorff"), seeking damages resulting from Oldendorff's repudiation of a charter party relating to the vessel Star Beta. Under the terms of the settlement agreement dated April 1, 2011 Oldendorff paid to the Company an amount of $9,000 which is included under "Other operational gain" in the accompanying consolidated statements of operations (Note 10).

b.      Arbitration proceedings commenced in 2009 pursuant to disputes that have arisen with the charterers of the vessel Star Alpha.  The disputes relate to vessel performance characteristics and hire. Star Bulk was seeking damages for repudiations of the charter party due to early redelivery of the vessel as well as unpaid hire of $2,096, while the charterers were seeking contingent damages resulting from the vessel's off-hire. The charterers subsequently entered into liquidation. Pursuant to a settlement agreement between the Company, the liquidator of the charterers and the sub charterers, entered into February 2011, the arbitration proceedings were discontinued and each party released each other from its respective claim. An amount of $2,096 is included under "Bad debt expense" in the accompanying consolidated statement of operations for the year ended December 31, 2010, associated with the write-off of this charterer's balance.

c.      Arbitration proceedings against TMT seeking damages resulting from TMT's repudiation of the charter party of the vessel Star Ypsilon due to the nonpayment of charterhire of $2,606 related to this vessel were discontinued in October 2010.  During the months June and July 2010 the Company received the amount of $2,082 for unpaid charter hire, bunkers and interest. A final settlement was reached during October 2010 in which the Company received the amount of $22,222, which is included under "Other operational gain" for the year ended December 31, 2010, associated with the settlement of the unrealized revenues due to the early termination of the time charter of the vessel that occurred in July 2009 (Note 10).

d.      The Company commenced arbitration proceedings against Ishhar Overseas that was the previous charterer of the vessels Star Epsilon and Star Kappa. The Company seeked damages for repudiations of the charter parties due to early redelivery of the vessel as well as unpaid hire of $1,949.  The Company pursued an interim award for such nonpayment of charterhire and an award for the loss of charterhire for the remaining period of the charterparties. Claim submissions were filed. As of December 31, 2011, the Company determined that this amount was not recoverable and recognized a provision for doubtful receivables, amounting to $1,949, which is included under "Bad debt expense" in the accompanying consolidated statements of operations.

e.      During July 2010, a dispute arose between the Company and Deiulemar that was the charterer of the vessel Star Beta, for due hire and damages for the late redelivery of the vessel amounting to $1,732 which is included under "Trade accounts receivable, net" in accompanying consolidated balance sheets, while the charterers have a counterclaim for the vessel's performance. Pursuant to a settlement agreement signed on February 20, 2012, the Company received the amount of $1,040, the arbitration proceedings were discontinued and each party released each other from its respective claim. This event qualifies as an adjusting subsequent event under ASC 855 "Subsequent Events" and therefore the Company recognized a respective provision, amounting to $692, which is included under "Bad debt expense" in the accompanying consolidated statements of operations.

f.      In February 2011, Korea Line Corporation ("KLC"), charterers at the time of the vessel Star Gamma and of the vessel Star Cosmo commenced rehabilitation proceedings in Seoul, Korea. Under the rehabilitation plan approved by the KLC's creditors on October 14, 2011, the Company was entitled to receive an amount of $6,839, 37% of which will be repaid in cash over a period of ten years and the remaining 63% shall be converted into KLC's shares. The Company will receive one common share of KLC with par value of KRW 5,000 (approx. $0.0045) for each KRW 100,000 (approx. $0.09) of claim. Based on the terms of the rehabilitation plan, the shares of KLC will be locked up for six months before trade. The Company does not expect, that will have either control or significant influence over KLC as a result of the shares entitled to receive under the terms of the rehabilitation plan. In addition, the Company entered into a direct agreement with the KLC under which the Company received an amount of $172 in October 2011 and will receive an amount of $172 in October 2012 as part of the due hire for the Star Gamma. Finally, the Company entered into two tripartite agreements with KLC and the sub-charterers of the vessels Star Gamma and Star Cosmo following the exercise of liens on the subhires due to KLC. Under these agreements the Company received an amount of $86 from the Star Gamma subcharter in December 2011 and an amount of $121 in March 2012 from the Star Cosmo subcharterer. As of December 31, 2011, the Company determined that an amount of $498 is not recoverable due to the long term time period of KLC's rehabilitation plan and the uncertainty surrounding the continuation of KLC's operations and recognized a corresponding provision which is included under "Bad debt expense" in the accompanying consolidated statements of operations.

On September 29, 2010, the Company agreed with a third party to sell its  45% interest in the future proceeds related to the recovery  of several commercial claims (Note 16(a) and Note 16(d)) against a consideration of $5,000 which is included under "Other operational gain" in the accompanying consolidated statements of operations. This amount was collected in October 2010 (Note 10).

In July 2011, the Company posted a cash collateral of €340,000 (approx. $440), in Spain for the Star Cosmo which had allegedly discharged oily water while sailing in Spanish waters in May 2011.  Administrative investigations commenced locally.  The Company is not aware, pending the outcome of the investigation, whether there is a probable liability nor can it estimate its exposure. Up to $1 billion of the liabilities associated with the individual vessels' actions, mainly for sea pollution, are covered by the Protection and Indemnity (P&I) Club Insurance. The cash collateral of €340,000 has been released to the Company in March 2012, after being replaced by a P&I Letter of undertaking. The Company has not accrued any amount for the specific case.

Future minimum contractual charter revenue

Future minimum contractual charter revenue, based on vessels committed to non-cancelable, time charter contracts net of address commission as of December 31, 2011 will be:

Years ending December 31,	Amount*
2012	$55,706
2013	38,599
2014	22,404
2015	16,950
2016	8,762
2017 and thereafter	40,664
Total	$183,085

*           These amounts do not include any assumed off-hire except for the scheduled interim and special surveys of the vessels.

Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Trade Accounts Receivable, Net (Abstract)
Trade Accounts Receivable, Net
17.           Trade Accounts Receivable, Net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2010	2011
Trade accounts receivable	$4,652	$7,901
Allowance for doubtful debts	-	(3,139)
Total Accounts Receivable, Net	$4,652	$4,762

The movement in the allowance for doubtful debts is analyzed as follows:

	2010	2011
Balance as at January 1	$-	$-
Bad debt expense	2,131	3,139
Less: Amount written off during the year	(2,131)	-
Balance as at December 31	$-	$3,139

Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage And Vessel Operating Expenses (Abstract)
Voyage and Vessel Operating Expenses
18.           Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2009	2010	2011
Voyage expenses
Port charges	$1,940	$1,047	$694
Bunkers	3,637	1,544	915
Commissions paid - third parties	1,460	1,180	1,347
Commissions paid - related parties	1,472	1,540	1,237
Chartered-in vessel expenses	6,732	11,180	17,909
Miscellaneous	133	348	327
Total voyage expenses	$15,374	$16,839	$22,429

Vessel operating expenses
Crew wages and related costs	$13,342	$12,348	$12,938
Insurances	2,198	2,195	2,399
Maintenance, Repairs, Spares and Stores	9,671	4,729	6,130
Lubricants	2,456	1,925	2,189
Tonnage taxes	123	116	123
Upgrading expenses	1,526	301	789
Miscellaneous	852	735	679
Total vessel operating expenses	$30,168	$22,349	$25,247

Fair value disclosures	12 Months Ended
Dec. 31, 2011
Fair value disclosures (Abstract)
Fair value disclosures
19.           Fair value disclosures:

The guidance related to Fair Value Measurements requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1:   Quoted market prices in active markets for identical assets or liabilities;
Level 2:   Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3:   Unobservable inputs that are not corroborated by market data.

Fair value on a recurring basis

The Company trades in the freight derivatives (FFAs and freight options) and bunker derivatives markets with an objective to utilize those instruments as economic hedge instruments that are highly effective in reducing the risk on specific vessels trading in the spot market and to take advantage of short term fluctuations in the market prices. Freight derivatives and bunker derivatives trading do not qualify for cash flow hedges for accounting purposes, therefore resulting gains or losses are recognized in the accompanying consolidated statements of operations.

Dry bulk shipping freight derivatives have the following characteristics: they cover periods from several days and months to one year; they can be based on time charter rates or freight rates on specific quoted routes; they are executed between two parties.  All Company's freight derivatives are cleared transactions. During 2009 and 2010 the Company entered into several FFA contracts. As all of the Company's FFAs are settled on a daily basis through the London Clearing House (LCH), the fair value of these instruments as of December 31, 2010 was $0. There is also a margin maintenance requirement based on marking the contract to market. Freight options are treated as assets/liabilities until they are settled. During 2011, the Company entered into several Freight derivatives, including freight options, the fair value of which, as of December 31, 2011 was a liability of $82.

Bunker derivatives are agreements between two parties to exchange cash flows at a fixed price on bunkers, where volume, time period and price are agreed in advance. The Company's derivatives are traded as a derivative on the over-the-counter (OTC) market. During 2009 and 2010, the Company entered into several bunker swap contracts. As of December 31, 2010 and 2011, the Company had no open positions on bunkers swaps.

As of December 31, 2010 and 2011, the cash margin requirement for future trades (of both freight and bunker derivatives) was $0 and $153 and is classified as short-term restricted cash in the accompanying consolidated balance sheets.

For the years ended December 31, 2009, 2010 and 2011, the gain or (loss) recognized on freight and bunker derivative contracts is included under "Loss on derivative instruments" in the accompanying consolidated statements of operations and is analyzed as follows:

	Year ended December 31,
	2009	2010	2011

Freight Derivatives	$(2,436)	$(2,078)	$(390)
Bunker Derivatives	282	(5)	-
	$(2,154)	$(2,083)	$(390)

As of December 31, 2010 no fair value measurements for assets or liabilities under Level 1, 2 and 3 were recognized in the Company's consolidated financial statements.

		Fair Value Measurements Using
Description	Total December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Current liabilities
Freight Derivatives	82	82	-	-

As of December 31, 2011 no fair value measurements for assets or liabilities under Level 2 and 3 were recognized in the Company's consolidated financial statements.

Fair value on a nonrecurring basis

As of December 31, 2011, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review indicated that such carrying amount was not recoverable for two of the Company's vessels; the Star Ypsilon and the Star Sigma. Details of the impairment charge for each vessel are noted in the table below.

	Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Vessel impairment loss
Star Ypsilon	-	11,500	-	30,754
Star Sigma	-	14,000	-	31,266
TOTAL		25,500		62,020

The fair value is based on the Company's best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of an independent shipbroker as of December 31, 2011. The Company recognized the total impairment loss of $62,020, which was included under "Vessel impairment loss" in the consolidated statements of operations for the year ended December 31, 2011. The carrying value of cash and cash equivalents, trade accounts receivable, accounts payable and current accrued liabilities approximates their fair value due to the short term nature of these financial instruments. The fair values of long-term variable rate bank loans approximate the recorded values, due to their variable interest rate.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events (Abstract)
Subsequent Events
20.        Subsequent Events:

·       The vessel Star Sigma, was time chartered to Pacific Bulk Shipping Ltd. at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. On January 4, 2012, the Company signed an agreement with the Charterer in order to receive an amount of $5,734 in cash, as compensation for the early redelivery of the respective vessel. The total amount was received in January 2012. In addition to the cash payment, Pacific Bulk supplied the Company with 1,027 metric tons of fuel, valued at $720.

·      On January 17, 2012, our Board of Directors resolved that the Directors, Officers and Employees of the Company and its subsidiaries are awarded an amount of 1,360,000 shares under the 2010 & 2011 Equity Incentive Plans which will vest on March 30, 2012. These shares have not been issued yet and, therefore, shall not be eligible for the declared dividend of this quarter. The Company plans to issue all of the respective shares by the end of March 2012.

·       On February 15, 2011, the Company declared cash dividends on its common stock amounting to $0.015 per share, payable on March 6, 2012 to shareholders of record as of February 28, 2012.

·       On February 22, 2012, the Company entered into an agreement with a third party in order to sell the vessel Star Ypsilon together with a quantity of 667 metric tons of fuel oil, for a contracted price of $9,126 less address commission of 3% and brokerage commission of 1%.  The vessel was delivered to its purchasers on March 9, 2012. The carrying amount of the vessel as of December 31, 2011 was $11,500 (Note 19). Due to the sale of vessel Star Ypsilon, the Company prepaid an amount of $7,358 on March 7, 2012, in accordance with the terms of the $64.5 million loan agreement with HSH Nordbank AG and the mortgage over the respective vessel was released.

·       During 2012, the Company repurchased 319,413 shares at an average price of $0.98 per share, under the terms of the existing share re-purchase plan  and has $2.7 million of remaining capacity under the plan (Note 9).